CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interest in VIE	Total
Balance at Sep. 30, 2014	$ 20,669	$ 803,059	$ (5,372)	$ (36,078)	$ 223
Balance (in shares) at Sep. 30, 2014	26,789
Increase (Decrease) in Stockholders' Equity
Net income (loss)		22,885			29	$ 22,885
Other comprehensive income (loss), net of tax			(46,464)
Stock issued under equity incentive plans, value		(46)
Stock issued under equity incentive plans, shares	160
Purchase of common stock, value	$ (2,652)
Purchase of common stock, shares	(66)
Stock- based compensation	$ 8,325
Purchase of noncontrolling interest	(749)				$ (252)
Tax benefit (expense) from equity incentive plans	(33)
Cash dividends paid		(7,256)
Balance at Sep. 30, 2015	$ 25,560	818,642	(51,836)	(36,078)
Balance (in shares) at Sep. 30, 2015	26,883
Increase (Decrease) in Stockholders' Equity
Net income (loss)		1,735				1,735
Other comprehensive income (loss), net of tax			(67,981)
Stock issued under equity incentive plans, value		(57)
Stock issued under equity incentive plans, shares	152
Purchase of common stock, value	$ (1,563)
Purchase of common stock, shares	(43)
Stock- based compensation	$ 8,762
Tax benefit (expense) from equity incentive plans	(3)
Cash dividends paid		(7,285)
Balance at Sep. 30, 2016	$ 32,756	813,035	(119,817)	(36,078)
Balance (in shares) at Sep. 30, 2016	26,992
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(11,209)				$ (11,209)
Other comprehensive income (loss), net of tax			13,191
Stock issued under equity incentive plans, shares	158
Stock issued under employee stock purchase plans, value	$ 2,234
Stock issued under employee stock purchase plans, shares	32
Purchase of common stock, value	$ (2,444)
Purchase of common stock, shares	(55)
Stock- based compensation	$ 5,269
Tax benefit (expense) from equity incentive plans	35
Cash dividends paid		(7,341)
Balance at Sep. 30, 2017	$ 37,850	$ 794,485	$ (106,626)	$ (36,078)
Balance (in shares) at Sep. 30, 2017	27,127